Document and Entity Information - USD ($)	12 Months Ended
	Jan. 31, 2026	Apr. 21, 2026	Jul. 31, 2025
Document and Entity Information
Document Type	10-K
Document Annual Report	true
Document Period End Date	Jan. 31, 2026
Document Transition Report	false
Securities Act File Number	1-4488
Entity Registrant Name	MESABI TRUST
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-6022277
Entity Address, Address Line One	1 Columbus Circle, 17th Floor
Entity Address, Address Line Two	Mail Stop: NYC01-1710
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	904
Local Phone Number	271-2520
Title of 12(b) Security	Units of Beneficial Interest in Mesabi Trust
Trading Symbol	MSB
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 383,596,142
Entity Common Stock, Shares Outstanding		13,120,010
Documents Incorporated by Reference [Text Block]

Document	Parts Into Which Incorporated
Annual Report of the Trustees for the Fiscal Year Ended January 31, 2026 (Annual Report)	Parts I, II, and IV

Current Fiscal Year End Date	--01-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Central Index Key	0000065172
Amendment Flag	false
Auditor Name	Boulay PLLP
Auditor Firm ID	542
Auditor Location	Minneapolis, Minnesota